Consolidated Balance Sheets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash	$ 1,469,224	$ 2,363,530
Accounts receivable, less allowance for doubtful accounts $106,839 (2022 - $53,241) (Note 3)	6,261,305	7,400,282
Prepaid expenses (Note 4)	102,895	71,248
Total Current Assets	7,833,424	9,835,060
Equipment (Note 5)	29,234	33,522
Goodwill (Note 7)	3,301,439	3,301,439
Intangible assets (Note 6)	601,719	1,147,457
Long term cash equivalent	23,847	22,310
Operating lease right-of-use assets (Note 14)	6,781	36,529
Security deposit	10,636	10,766
Total Assets	11,807,080	14,387,083
Current liabilities:
Accounts payable	3,834,082	4,826,667
Accrued liabilities	691,239	703,880
Derivative liability – warrants (Note 2i and 10)		51
Government CEBA current loan (Note 9)		44,296
Operating lease liabilities – current portion (Note 14)	7,605	32,116
Total Current Liabilities	4,612,778	5,687,884
Operating lease liabilities – non-current portion (Note 14)		7,440
Total Liabilities	4,612,778	5,695,324
Commitments (Note 12)
Stockholders’ Equity (Note 10):
Common stock, no par value, unlimited shares authorized, 131,304,499 shares issued and outstanding (December 31, 2022 - 131,347,999)	51,167,693	50,664,887
Treasury shares, nil shares (December 31, 2022 – 41,500)		(11,793)
Accumulated deficit	(43,997,971)	(41,985,915)
Accumulated other comprehensive income:
Foreign currency translation adjustment	24,580	24,580
Total Stockholders’ Equity	7,194,302	8,691,759
Total Liabilities and Stockholders’ Equity	11,807,080	14,387,083
Related Party [Member]
Current liabilities:
Accounts payable and accrued liabilities - related party (Note 15)	$ 79,852	$ 80,874